Shareholder Report, Holdings (Details)	Mar. 31, 2025
C000006443 [Member] | Collateralized Debt Obligations [Member]
Holdings [Line Items]
Percent of Net Asset Value	4.43%
C000006443 [Member] | Corporate Bond Securities [Member]
Holdings [Line Items]
Percent of Net Asset Value	31.77%
C000006443 [Member] | Short-Term Investments [Member]
Holdings [Line Items]
Percent of Net Asset Value	18.74%
C000006443 [Member] | Sovereign Debt [Member]
Holdings [Line Items]
Percent of Net Asset Value	3.62%
C000006443 [Member] | Agency Mortgage Backed Securities [Member]
Holdings [Line Items]
Percent of Net Asset Value	40.49%
C000006443 [Member] | US Treasury Obligations[Member]
Holdings [Line Items]
Percent of Net Asset Value	17.04%
C000006443 [Member] | Non Agency Commercial Mortgage Backed Securities [Member]
Holdings [Line Items]
Percent of Net Asset Value	4.44%
C000006443 [Member] | Non Agency Asset Backed Securities [Member]
Holdings [Line Items]
Percent of Net Asset Value	3.72%
C000006443 [Member] | Non Agency Collateralized Mortgage Obligations [Member]
Holdings [Line Items]
Percent of Net Asset Value	3.02%
C000006443 [Member] | Loan Agreements [Member]
Holdings [Line Items]
Percent of Net Asset Value	1.92%
C000006445 [Member] | Collateralized Debt Obligations [Member]
Holdings [Line Items]
Percent of Net Asset Value	4.43%
C000006445 [Member] | Corporate Bond Securities [Member]
Holdings [Line Items]
Percent of Net Asset Value	31.77%
C000006445 [Member] | Short-Term Investments [Member]
Holdings [Line Items]
Percent of Net Asset Value	18.74%
C000006445 [Member] | Sovereign Debt [Member]
Holdings [Line Items]
Percent of Net Asset Value	3.62%
C000006445 [Member] | Agency Mortgage Backed Securities [Member]
Holdings [Line Items]
Percent of Net Asset Value	40.49%
C000006445 [Member] | US Treasury Obligations[Member]
Holdings [Line Items]
Percent of Net Asset Value	17.04%
C000006445 [Member] | Non Agency Commercial Mortgage Backed Securities [Member]
Holdings [Line Items]
Percent of Net Asset Value	4.44%
C000006445 [Member] | Non Agency Asset Backed Securities [Member]
Holdings [Line Items]
Percent of Net Asset Value	3.72%
C000006445 [Member] | Non Agency Collateralized Mortgage Obligations [Member]
Holdings [Line Items]
Percent of Net Asset Value	3.02%
C000006445 [Member] | Loan Agreements [Member]
Holdings [Line Items]
Percent of Net Asset Value	1.92%
C000006446 [Member] | Collateralized Debt Obligations [Member]
Holdings [Line Items]
Percent of Net Asset Value	4.43%
C000006446 [Member] | Corporate Bond Securities [Member]
Holdings [Line Items]
Percent of Net Asset Value	31.77%
C000006446 [Member] | Short-Term Investments [Member]
Holdings [Line Items]
Percent of Net Asset Value	18.74%
C000006446 [Member] | Sovereign Debt [Member]
Holdings [Line Items]
Percent of Net Asset Value	3.62%
C000006446 [Member] | Agency Mortgage Backed Securities [Member]
Holdings [Line Items]
Percent of Net Asset Value	40.49%
C000006446 [Member] | US Treasury Obligations[Member]
Holdings [Line Items]
Percent of Net Asset Value	17.04%
C000006446 [Member] | Non Agency Commercial Mortgage Backed Securities [Member]
Holdings [Line Items]
Percent of Net Asset Value	4.44%
C000006446 [Member] | Non Agency Asset Backed Securities [Member]
Holdings [Line Items]
Percent of Net Asset Value	3.72%
C000006446 [Member] | Non Agency Collateralized Mortgage Obligations [Member]
Holdings [Line Items]
Percent of Net Asset Value	3.02%
C000006446 [Member] | Loan Agreements [Member]
Holdings [Line Items]
Percent of Net Asset Value	1.92%
C000006447 [Member] | Taiwan Semiconductor Manufacturing [Member]
Holdings [Line Items]
Percent of Net Asset Value	3.06%
C000006447 [Member] | Tencent Holdings [Member]
Holdings [Line Items]
Percent of Net Asset Value	2.58%
C000006447 [Member] | Roche Holding [Member]
Holdings [Line Items]
Percent of Net Asset Value	2.33%
C000006447 [Member] | Deutsche Boerse [Member]
Holdings [Line Items]
Percent of Net Asset Value	1.89%
C000006447 [Member] | MercadoLibre [Member]
Holdings [Line Items]
Percent of Net Asset Value	1.73%
C000006447 [Member] | Sea ADR [Member]
Holdings [Line Items]
Percent of Net Asset Value	1.42%
C000006447 [Member] | Spotify Technology [Member]
Holdings [Line Items]
Percent of Net Asset Value	1.34%
C000006447 [Member] | China Construction Bank Class H [Member]
Holdings [Line Items]
Percent of Net Asset Value	1.26%
C000006447 [Member] | Sony Group [Member]
Holdings [Line Items]
Percent of Net Asset Value	1.23%
C000006447 [Member] | Experian [Member]
Holdings [Line Items]
Percent of Net Asset Value	1.22%
C000006447 [Member] | Communications Sector [Member]
Holdings [Line Items]
Percent of Net Asset Value	11.32%
C000006447 [Member] | Consumer Discretionary Sector [Member]
Holdings [Line Items]
Percent of Net Asset Value	11.02%
C000006447 [Member] | Industrial Sector [Member]
Holdings [Line Items]
Percent of Net Asset Value	15.81%
C000006447 [Member] | Consumer Staples Sector [Member]
Holdings [Line Items]
Percent of Net Asset Value	3.38%
C000006447 [Member] | Information Technology Sector [Member]
Holdings [Line Items]
Percent of Net Asset Value	21.98%
C000006447 [Member] | Energy Sector [Member]
Holdings [Line Items]
Percent of Net Asset Value	2.56%
C000006447 [Member] | Financial Services Sector [Member]
Holdings [Line Items]
Percent of Net Asset Value	22.13%
C000006447 [Member] | Healthcare Sector [Member]
Holdings [Line Items]
Percent of Net Asset Value	5.52%
C000006447 [Member] | Real Estate Sector [Member]
Holdings [Line Items]
Percent of Net Asset Value	1.19%
C000006447 [Member] | Materials Sector [Member]
Holdings [Line Items]
Percent of Net Asset Value	3.65%
C000006447 [Member] | Utilities Sector [Member]
Holdings [Line Items]
Percent of Net Asset Value	0.37%
C000006447 [Member] | TAIWAN
Holdings [Line Items]
Percent of Net Asset Value	7.12%
C000006447 [Member] | GERMANY
Holdings [Line Items]
Percent of Net Asset Value	6.66%
C000006447 [Member] | CANADA
Holdings [Line Items]
Percent of Net Asset Value	4.98%
C000006447 [Member] | SWITZERLAND
Holdings [Line Items]
Percent of Net Asset Value	5.94%
C000006447 [Member] | CHINA
Holdings [Line Items]
Percent of Net Asset Value	12.67%
C000006447 [Member] | FRANCE
Holdings [Line Items]
Percent of Net Asset Value	5.97%
C000006447 [Member] | IRELAND
Holdings [Line Items]
Percent of Net Asset Value	4.12%
C000006447 [Member] | INDIA
Holdings [Line Items]
Percent of Net Asset Value	3.86%
C000006447 [Member] | JAPAN
Holdings [Line Items]
Percent of Net Asset Value	10.14%
C000006447 [Member] | NETHERLANDS
Holdings [Line Items]
Percent of Net Asset Value	4.82%
C000006449 [Member] | Taiwan Semiconductor Manufacturing [Member]
Holdings [Line Items]
Percent of Net Asset Value	3.06%
C000006449 [Member] | Tencent Holdings [Member]
Holdings [Line Items]
Percent of Net Asset Value	2.58%
C000006449 [Member] | Roche Holding [Member]
Holdings [Line Items]
Percent of Net Asset Value	2.33%
C000006449 [Member] | Deutsche Boerse [Member]
Holdings [Line Items]
Percent of Net Asset Value	1.89%
C000006449 [Member] | MercadoLibre [Member]
Holdings [Line Items]
Percent of Net Asset Value	1.73%
C000006449 [Member] | Sea ADR [Member]
Holdings [Line Items]
Percent of Net Asset Value	1.42%
C000006449 [Member] | Spotify Technology [Member]
Holdings [Line Items]
Percent of Net Asset Value	1.34%
C000006449 [Member] | China Construction Bank Class H [Member]
Holdings [Line Items]
Percent of Net Asset Value	1.26%
C000006449 [Member] | Sony Group [Member]
Holdings [Line Items]
Percent of Net Asset Value	1.23%
C000006449 [Member] | Experian [Member]
Holdings [Line Items]
Percent of Net Asset Value	1.22%
C000006449 [Member] | Communications Sector [Member]
Holdings [Line Items]
Percent of Net Asset Value	11.32%
C000006449 [Member] | Consumer Discretionary Sector [Member]
Holdings [Line Items]
Percent of Net Asset Value	11.02%
C000006449 [Member] | Industrial Sector [Member]
Holdings [Line Items]
Percent of Net Asset Value	15.81%
C000006449 [Member] | Consumer Staples Sector [Member]
Holdings [Line Items]
Percent of Net Asset Value	3.38%
C000006449 [Member] | Information Technology Sector [Member]
Holdings [Line Items]
Percent of Net Asset Value	21.98%
C000006449 [Member] | Energy Sector [Member]
Holdings [Line Items]
Percent of Net Asset Value	2.56%
C000006449 [Member] | Financial Services Sector [Member]
Holdings [Line Items]
Percent of Net Asset Value	22.13%
C000006449 [Member] | Healthcare Sector [Member]
Holdings [Line Items]
Percent of Net Asset Value	5.52%
C000006449 [Member] | Real Estate Sector [Member]
Holdings [Line Items]
Percent of Net Asset Value	1.19%
C000006449 [Member] | Materials Sector [Member]
Holdings [Line Items]
Percent of Net Asset Value	3.65%
C000006449 [Member] | Utilities Sector [Member]
Holdings [Line Items]
Percent of Net Asset Value	0.37%
C000006449 [Member] | TAIWAN
Holdings [Line Items]
Percent of Net Asset Value	7.12%
C000006449 [Member] | GERMANY
Holdings [Line Items]
Percent of Net Asset Value	6.66%
C000006449 [Member] | CANADA
Holdings [Line Items]
Percent of Net Asset Value	4.98%
C000006449 [Member] | SWITZERLAND
Holdings [Line Items]
Percent of Net Asset Value	5.94%
C000006449 [Member] | CHINA
Holdings [Line Items]
Percent of Net Asset Value	12.67%
C000006449 [Member] | FRANCE
Holdings [Line Items]
Percent of Net Asset Value	5.97%
C000006449 [Member] | IRELAND
Holdings [Line Items]
Percent of Net Asset Value	4.12%
C000006449 [Member] | INDIA
Holdings [Line Items]
Percent of Net Asset Value	3.86%
C000006449 [Member] | JAPAN
Holdings [Line Items]
Percent of Net Asset Value	10.14%
C000006449 [Member] | NETHERLANDS
Holdings [Line Items]
Percent of Net Asset Value	4.82%
C000006450 [Member] | Taiwan Semiconductor Manufacturing [Member]
Holdings [Line Items]
Percent of Net Asset Value	3.06%
C000006450 [Member] | Tencent Holdings [Member]
Holdings [Line Items]
Percent of Net Asset Value	2.58%
C000006450 [Member] | Roche Holding [Member]
Holdings [Line Items]
Percent of Net Asset Value	2.33%
C000006450 [Member] | Deutsche Boerse [Member]
Holdings [Line Items]
Percent of Net Asset Value	1.89%
C000006450 [Member] | MercadoLibre [Member]
Holdings [Line Items]
Percent of Net Asset Value	1.73%
C000006450 [Member] | Sea ADR [Member]
Holdings [Line Items]
Percent of Net Asset Value	1.42%
C000006450 [Member] | Spotify Technology [Member]
Holdings [Line Items]
Percent of Net Asset Value	1.34%
C000006450 [Member] | China Construction Bank Class H [Member]
Holdings [Line Items]
Percent of Net Asset Value	1.26%
C000006450 [Member] | Sony Group [Member]
Holdings [Line Items]
Percent of Net Asset Value	1.23%
C000006450 [Member] | Experian [Member]
Holdings [Line Items]
Percent of Net Asset Value	1.22%
C000006450 [Member] | Communications Sector [Member]
Holdings [Line Items]
Percent of Net Asset Value	11.32%
C000006450 [Member] | Consumer Discretionary Sector [Member]
Holdings [Line Items]
Percent of Net Asset Value	11.02%
C000006450 [Member] | Industrial Sector [Member]
Holdings [Line Items]
Percent of Net Asset Value	15.81%
C000006450 [Member] | Consumer Staples Sector [Member]
Holdings [Line Items]
Percent of Net Asset Value	3.38%
C000006450 [Member] | Information Technology Sector [Member]
Holdings [Line Items]
Percent of Net Asset Value	21.98%
C000006450 [Member] | Energy Sector [Member]
Holdings [Line Items]
Percent of Net Asset Value	2.56%
C000006450 [Member] | Financial Services Sector [Member]
Holdings [Line Items]
Percent of Net Asset Value	22.13%
C000006450 [Member] | Healthcare Sector [Member]
Holdings [Line Items]
Percent of Net Asset Value	5.52%
C000006450 [Member] | Real Estate Sector [Member]
Holdings [Line Items]
Percent of Net Asset Value	1.19%
C000006450 [Member] | Materials Sector [Member]
Holdings [Line Items]
Percent of Net Asset Value	3.65%
C000006450 [Member] | Utilities Sector [Member]
Holdings [Line Items]
Percent of Net Asset Value	0.37%
C000006450 [Member] | TAIWAN
Holdings [Line Items]
Percent of Net Asset Value	7.12%
C000006450 [Member] | GERMANY
Holdings [Line Items]
Percent of Net Asset Value	6.66%
C000006450 [Member] | CANADA
Holdings [Line Items]
Percent of Net Asset Value	4.98%
C000006450 [Member] | SWITZERLAND
Holdings [Line Items]
Percent of Net Asset Value	5.94%
C000006450 [Member] | CHINA
Holdings [Line Items]
Percent of Net Asset Value	12.67%
C000006450 [Member] | FRANCE
Holdings [Line Items]
Percent of Net Asset Value	5.97%
C000006450 [Member] | IRELAND
Holdings [Line Items]
Percent of Net Asset Value	4.12%
C000006450 [Member] | INDIA
Holdings [Line Items]
Percent of Net Asset Value	3.86%
C000006450 [Member] | JAPAN
Holdings [Line Items]
Percent of Net Asset Value	10.14%
C000006450 [Member] | NETHERLANDS
Holdings [Line Items]
Percent of Net Asset Value	4.82%
C000006451 [Member] | Apple [Member]
Holdings [Line Items]
Percent of Net Asset Value	11.41%
C000006451 [Member] | NVIDIA [Member]
Holdings [Line Items]
Percent of Net Asset Value	10.18%
C000006451 [Member] | Microsoft [Member]
Holdings [Line Items]
Percent of Net Asset Value	8.28%
C000006451 [Member] | Amazon com [Member]
Holdings [Line Items]
Percent of Net Asset Value	6.68%
C000006451 [Member] | Meta Platforms Class A [Member]
Holdings [Line Items]
Percent of Net Asset Value	4.31%
C000006451 [Member] | Netflix [Member]
Holdings [Line Items]
Percent of Net Asset Value	3.39%
C000006451 [Member] | Mastercard Class A [Member]
Holdings [Line Items]
Percent of Net Asset Value	3.36%
C000006451 [Member] | Alphabet Class A [Member]
Holdings [Line Items]
Percent of Net Asset Value	3.27%
C000006451 [Member] | Alphabet Class C [Member]
Holdings [Line Items]
Percent of Net Asset Value	3.09%
C000006451 [Member] | Tesla [Member]
Holdings [Line Items]
Percent of Net Asset Value	2.57%
C000006451 [Member] | Communications Sector [Member]
Holdings [Line Items]
Percent of Net Asset Value	14.41%
C000006451 [Member] | Consumer Discretionary Sector [Member]
Holdings [Line Items]
Percent of Net Asset Value	14.15%
C000006451 [Member] | Industrial Sector [Member]
Holdings [Line Items]
Percent of Net Asset Value	3.29%
C000006451 [Member] | Consumer Staples Sector [Member]
Holdings [Line Items]
Percent of Net Asset Value	2.42%
C000006451 [Member] | Information Technology Sector [Member]
Holdings [Line Items]
Percent of Net Asset Value	42.63%
C000006451 [Member] | Energy Sector [Member]
Holdings [Line Items]
Percent of Net Asset Value	1.09%
C000006451 [Member] | Financial Services Sector [Member]
Holdings [Line Items]
Percent of Net Asset Value	10.73%
C000006451 [Member] | Healthcare Sector [Member]
Holdings [Line Items]
Percent of Net Asset Value	9.01%
C000006451 [Member] | Real Estate Sector [Member]
Holdings [Line Items]
Percent of Net Asset Value	0.59%
C000006451 [Member] | Materials Sector [Member]
Holdings [Line Items]
Percent of Net Asset Value	0.64%
C000006451 [Member] | Utilities Sector [Member]
Holdings [Line Items]
Percent of Net Asset Value	0.08%
C000006453 [Member] | Apple [Member]
Holdings [Line Items]
Percent of Net Asset Value	11.41%
C000006453 [Member] | NVIDIA [Member]
Holdings [Line Items]
Percent of Net Asset Value	10.18%
C000006453 [Member] | Microsoft [Member]
Holdings [Line Items]
Percent of Net Asset Value	8.28%
C000006453 [Member] | Amazon com [Member]
Holdings [Line Items]
Percent of Net Asset Value	6.68%
C000006453 [Member] | Meta Platforms Class A [Member]
Holdings [Line Items]
Percent of Net Asset Value	4.31%
C000006453 [Member] | Netflix [Member]
Holdings [Line Items]
Percent of Net Asset Value	3.39%
C000006453 [Member] | Mastercard Class A [Member]
Holdings [Line Items]
Percent of Net Asset Value	3.36%
C000006453 [Member] | Alphabet Class A [Member]
Holdings [Line Items]
Percent of Net Asset Value	3.27%
C000006453 [Member] | Alphabet Class C [Member]
Holdings [Line Items]
Percent of Net Asset Value	3.09%
C000006453 [Member] | Tesla [Member]
Holdings [Line Items]
Percent of Net Asset Value	2.57%
C000006453 [Member] | Communications Sector [Member]
Holdings [Line Items]
Percent of Net Asset Value	14.41%
C000006453 [Member] | Consumer Discretionary Sector [Member]
Holdings [Line Items]
Percent of Net Asset Value	14.15%
C000006453 [Member] | Industrial Sector [Member]
Holdings [Line Items]
Percent of Net Asset Value	3.29%
C000006453 [Member] | Consumer Staples Sector [Member]
Holdings [Line Items]
Percent of Net Asset Value	2.42%
C000006453 [Member] | Information Technology Sector [Member]
Holdings [Line Items]
Percent of Net Asset Value	42.63%
C000006453 [Member] | Energy Sector [Member]
Holdings [Line Items]
Percent of Net Asset Value	1.09%
C000006453 [Member] | Financial Services Sector [Member]
Holdings [Line Items]
Percent of Net Asset Value	10.73%
C000006453 [Member] | Healthcare Sector [Member]
Holdings [Line Items]
Percent of Net Asset Value	9.01%
C000006453 [Member] | Real Estate Sector [Member]
Holdings [Line Items]
Percent of Net Asset Value	0.59%
C000006453 [Member] | Materials Sector [Member]
Holdings [Line Items]
Percent of Net Asset Value	0.64%
C000006453 [Member] | Utilities Sector [Member]
Holdings [Line Items]
Percent of Net Asset Value	0.08%
C000006454 [Member] | Apple [Member]
Holdings [Line Items]
Percent of Net Asset Value	11.41%
C000006454 [Member] | NVIDIA [Member]
Holdings [Line Items]
Percent of Net Asset Value	10.18%
C000006454 [Member] | Microsoft [Member]
Holdings [Line Items]
Percent of Net Asset Value	8.28%
C000006454 [Member] | Amazon com [Member]
Holdings [Line Items]
Percent of Net Asset Value	6.68%
C000006454 [Member] | Meta Platforms Class A [Member]
Holdings [Line Items]
Percent of Net Asset Value	4.31%
C000006454 [Member] | Netflix [Member]
Holdings [Line Items]
Percent of Net Asset Value	3.39%
C000006454 [Member] | Mastercard Class A [Member]
Holdings [Line Items]
Percent of Net Asset Value	3.36%
C000006454 [Member] | Alphabet Class A [Member]
Holdings [Line Items]
Percent of Net Asset Value	3.27%
C000006454 [Member] | Alphabet Class C [Member]
Holdings [Line Items]
Percent of Net Asset Value	3.09%
C000006454 [Member] | Tesla [Member]
Holdings [Line Items]
Percent of Net Asset Value	2.57%
C000006454 [Member] | Communications Sector [Member]
Holdings [Line Items]
Percent of Net Asset Value	14.41%
C000006454 [Member] | Consumer Discretionary Sector [Member]
Holdings [Line Items]
Percent of Net Asset Value	14.15%
C000006454 [Member] | Industrial Sector [Member]
Holdings [Line Items]
Percent of Net Asset Value	3.29%
C000006454 [Member] | Consumer Staples Sector [Member]
Holdings [Line Items]
Percent of Net Asset Value	2.42%
C000006454 [Member] | Information Technology Sector [Member]
Holdings [Line Items]
Percent of Net Asset Value	42.63%
C000006454 [Member] | Energy Sector [Member]
Holdings [Line Items]
Percent of Net Asset Value	1.09%
C000006454 [Member] | Financial Services Sector [Member]
Holdings [Line Items]
Percent of Net Asset Value	10.73%
C000006454 [Member] | Healthcare Sector [Member]
Holdings [Line Items]
Percent of Net Asset Value	9.01%
C000006454 [Member] | Real Estate Sector [Member]
Holdings [Line Items]
Percent of Net Asset Value	0.59%
C000006454 [Member] | Materials Sector [Member]
Holdings [Line Items]
Percent of Net Asset Value	0.64%
C000006454 [Member] | Utilities Sector [Member]
Holdings [Line Items]
Percent of Net Asset Value	0.08%
C000006455 [Member] | JPMorgan Chase And Co [Member]
Holdings [Line Items]
Percent of Net Asset Value	4.12%
C000006455 [Member] | Progressive [Member]
Holdings [Line Items]
Percent of Net Asset Value	2.27%
C000006455 [Member] | Exxon Mobil [Member]
Holdings [Line Items]
Percent of Net Asset Value	2.25%
C000006455 [Member] | RTX [Member]
Holdings [Line Items]
Percent of Net Asset Value	2.12%
C000006455 [Member] | Abbott Laboratories [Member]
Holdings [Line Items]
Percent of Net Asset Value	1.89%
C000006455 [Member] | ConocoPhillips [Member]
Holdings [Line Items]
Percent of Net Asset Value	1.81%
C000006455 [Member] | Duke Energy [Member]
Holdings [Line Items]
Percent of Net Asset Value	1.80%
C000006455 [Member] | AbbVie [Member]
Holdings [Line Items]
Percent of Net Asset Value	1.75%
C000006455 [Member] | Lowe s [Member]
Holdings [Line Items]
Percent of Net Asset Value	1.74%
C000006455 [Member] | Johnson And Johnson [Member]
Holdings [Line Items]
Percent of Net Asset Value	1.70%
C000006455 [Member] | Communications Sector [Member]
Holdings [Line Items]
Percent of Net Asset Value	3.64%
C000006455 [Member] | Consumer Discretionary Sector [Member]
Holdings [Line Items]
Percent of Net Asset Value	3.96%
C000006455 [Member] | Industrial Sector [Member]
Holdings [Line Items]
Percent of Net Asset Value	15.35%
C000006455 [Member] | Consumer Staples Sector [Member]
Holdings [Line Items]
Percent of Net Asset Value	6.27%
C000006455 [Member] | Information Technology Sector [Member]
Holdings [Line Items]
Percent of Net Asset Value	7.29%
C000006455 [Member] | Energy Sector [Member]
Holdings [Line Items]
Percent of Net Asset Value	7.15%
C000006455 [Member] | Financial Services Sector [Member]
Holdings [Line Items]
Percent of Net Asset Value	26.39%
C000006455 [Member] | Healthcare Sector [Member]
Holdings [Line Items]
Percent of Net Asset Value	16.70%
C000006455 [Member] | Real Estate Sector [Member]
Holdings [Line Items]
Percent of Net Asset Value	2.94%
C000006455 [Member] | Materials Sector [Member]
Holdings [Line Items]
Percent of Net Asset Value	3.16%
C000006455 [Member] | Utilities Sector [Member]
Holdings [Line Items]
Percent of Net Asset Value	6.02%
C000006457 [Member] | JPMorgan Chase And Co [Member]
Holdings [Line Items]
Percent of Net Asset Value	4.12%
C000006457 [Member] | Progressive [Member]
Holdings [Line Items]
Percent of Net Asset Value	2.27%
C000006457 [Member] | Exxon Mobil [Member]
Holdings [Line Items]
Percent of Net Asset Value	2.25%
C000006457 [Member] | RTX [Member]
Holdings [Line Items]
Percent of Net Asset Value	2.12%
C000006457 [Member] | Abbott Laboratories [Member]
Holdings [Line Items]
Percent of Net Asset Value	1.89%
C000006457 [Member] | ConocoPhillips [Member]
Holdings [Line Items]
Percent of Net Asset Value	1.81%
C000006457 [Member] | Duke Energy [Member]
Holdings [Line Items]
Percent of Net Asset Value	1.80%
C000006457 [Member] | AbbVie [Member]
Holdings [Line Items]
Percent of Net Asset Value	1.75%
C000006457 [Member] | Lowe s [Member]
Holdings [Line Items]
Percent of Net Asset Value	1.74%
C000006457 [Member] | Johnson And Johnson [Member]
Holdings [Line Items]
Percent of Net Asset Value	1.70%
C000006457 [Member] | Communications Sector [Member]
Holdings [Line Items]
Percent of Net Asset Value	3.64%
C000006457 [Member] | Consumer Discretionary Sector [Member]
Holdings [Line Items]
Percent of Net Asset Value	3.96%
C000006457 [Member] | Industrial Sector [Member]
Holdings [Line Items]
Percent of Net Asset Value	15.35%
C000006457 [Member] | Consumer Staples Sector [Member]
Holdings [Line Items]
Percent of Net Asset Value	6.27%
C000006457 [Member] | Information Technology Sector [Member]
Holdings [Line Items]
Percent of Net Asset Value	7.29%
C000006457 [Member] | Energy Sector [Member]
Holdings [Line Items]
Percent of Net Asset Value	7.15%
C000006457 [Member] | Financial Services Sector [Member]
Holdings [Line Items]
Percent of Net Asset Value	26.39%
C000006457 [Member] | Healthcare Sector [Member]
Holdings [Line Items]
Percent of Net Asset Value	16.70%
C000006457 [Member] | Real Estate Sector [Member]
Holdings [Line Items]
Percent of Net Asset Value	2.94%
C000006457 [Member] | Materials Sector [Member]
Holdings [Line Items]
Percent of Net Asset Value	3.16%
C000006457 [Member] | Utilities Sector [Member]
Holdings [Line Items]
Percent of Net Asset Value	6.02%
C000006458 [Member] | JPMorgan Chase And Co [Member]
Holdings [Line Items]
Percent of Net Asset Value	4.12%
C000006458 [Member] | Progressive [Member]
Holdings [Line Items]
Percent of Net Asset Value	2.27%
C000006458 [Member] | Exxon Mobil [Member]
Holdings [Line Items]
Percent of Net Asset Value	2.25%
C000006458 [Member] | RTX [Member]
Holdings [Line Items]
Percent of Net Asset Value	2.12%
C000006458 [Member] | Abbott Laboratories [Member]
Holdings [Line Items]
Percent of Net Asset Value	1.89%
C000006458 [Member] | ConocoPhillips [Member]
Holdings [Line Items]
Percent of Net Asset Value	1.81%
C000006458 [Member] | Duke Energy [Member]
Holdings [Line Items]
Percent of Net Asset Value	1.80%
C000006458 [Member] | AbbVie [Member]
Holdings [Line Items]
Percent of Net Asset Value	1.75%
C000006458 [Member] | Lowe s [Member]
Holdings [Line Items]
Percent of Net Asset Value	1.74%
C000006458 [Member] | Johnson And Johnson [Member]
Holdings [Line Items]
Percent of Net Asset Value	1.70%
C000006458 [Member] | Communications Sector [Member]
Holdings [Line Items]
Percent of Net Asset Value	3.64%
C000006458 [Member] | Consumer Discretionary Sector [Member]
Holdings [Line Items]
Percent of Net Asset Value	3.96%
C000006458 [Member] | Industrial Sector [Member]
Holdings [Line Items]
Percent of Net Asset Value	15.35%
C000006458 [Member] | Consumer Staples Sector [Member]
Holdings [Line Items]
Percent of Net Asset Value	6.27%
C000006458 [Member] | Information Technology Sector [Member]
Holdings [Line Items]
Percent of Net Asset Value	7.29%
C000006458 [Member] | Energy Sector [Member]
Holdings [Line Items]
Percent of Net Asset Value	7.15%
C000006458 [Member] | Financial Services Sector [Member]
Holdings [Line Items]
Percent of Net Asset Value	26.39%
C000006458 [Member] | Healthcare Sector [Member]
Holdings [Line Items]
Percent of Net Asset Value	16.70%
C000006458 [Member] | Real Estate Sector [Member]
Holdings [Line Items]
Percent of Net Asset Value	2.94%
C000006458 [Member] | Materials Sector [Member]
Holdings [Line Items]
Percent of Net Asset Value	3.16%
C000006458 [Member] | Utilities Sector [Member]
Holdings [Line Items]
Percent of Net Asset Value	6.02%
C000006459 [Member] | Gulfport Energy [Member]
Holdings [Line Items]
Percent of Net Asset Value	1.63%
C000006459 [Member] | TKO Group Holdings [Member]
Holdings [Line Items]
Percent of Net Asset Value	1.61%
C000006459 [Member] | BJ s Wholesale Club Holdings [Member]
Holdings [Line Items]
Percent of Net Asset Value	1.59%
C000006459 [Member] | W R Berkley [Member]
Holdings [Line Items]
Percent of Net Asset Value	1.44%
C000006459 [Member] | Insmed [Member]
Holdings [Line Items]
Percent of Net Asset Value	1.36%
C000006459 [Member] | Knight Swift Transportation Holdings [Member]
Holdings [Line Items]
Percent of Net Asset Value	1.28%
C000006459 [Member] | Guardant Health [Member]
Holdings [Line Items]
Percent of Net Asset Value	1.24%
C000006459 [Member] | Robinhood Markets Class A [Member]
Holdings [Line Items]
Percent of Net Asset Value	1.22%
C000006459 [Member] | Trimble [Member]
Holdings [Line Items]
Percent of Net Asset Value	1.22%
C000006459 [Member] | Twilio Class A [Member]
Holdings [Line Items]
Percent of Net Asset Value	1.19%
C000006459 [Member] | Communications Sector [Member]
Holdings [Line Items]
Percent of Net Asset Value	2.07%
C000006459 [Member] | Consumer Discretionary Sector [Member]
Holdings [Line Items]
Percent of Net Asset Value	10.26%
C000006459 [Member] | Industrial Sector [Member]
Holdings [Line Items]
Percent of Net Asset Value	20.32%
C000006459 [Member] | Consumer Staples Sector [Member]
Holdings [Line Items]
Percent of Net Asset Value	3.87%
C000006459 [Member] | Information Technology Sector [Member]
Holdings [Line Items]
Percent of Net Asset Value	20.95%
C000006459 [Member] | Energy Sector [Member]
Holdings [Line Items]
Percent of Net Asset Value	3.63%
C000006459 [Member] | Financial Services Sector [Member]
Holdings [Line Items]
Percent of Net Asset Value	14.93%
C000006459 [Member] | Healthcare Sector [Member]
Holdings [Line Items]
Percent of Net Asset Value	18.57%
C000006459 [Member] | Real Estate Sector [Member]
Holdings [Line Items]
Percent of Net Asset Value	1.31%
C000006459 [Member] | Materials Sector [Member]
Holdings [Line Items]
Percent of Net Asset Value	1.69%
C000006461 [Member] | Gulfport Energy [Member]
Holdings [Line Items]
Percent of Net Asset Value	1.63%
C000006461 [Member] | TKO Group Holdings [Member]
Holdings [Line Items]
Percent of Net Asset Value	1.61%
C000006461 [Member] | BJ s Wholesale Club Holdings [Member]
Holdings [Line Items]
Percent of Net Asset Value	1.59%
C000006461 [Member] | W R Berkley [Member]
Holdings [Line Items]
Percent of Net Asset Value	1.44%
C000006461 [Member] | Insmed [Member]
Holdings [Line Items]
Percent of Net Asset Value	1.36%
C000006461 [Member] | Knight Swift Transportation Holdings [Member]
Holdings [Line Items]
Percent of Net Asset Value	1.28%
C000006461 [Member] | Guardant Health [Member]
Holdings [Line Items]
Percent of Net Asset Value	1.24%
C000006461 [Member] | Robinhood Markets Class A [Member]
Holdings [Line Items]
Percent of Net Asset Value	1.22%
C000006461 [Member] | Trimble [Member]
Holdings [Line Items]
Percent of Net Asset Value	1.22%
C000006461 [Member] | Twilio Class A [Member]
Holdings [Line Items]
Percent of Net Asset Value	1.19%
C000006461 [Member] | Communications Sector [Member]
Holdings [Line Items]
Percent of Net Asset Value	2.07%
C000006461 [Member] | Consumer Discretionary Sector [Member]
Holdings [Line Items]
Percent of Net Asset Value	10.26%
C000006461 [Member] | Industrial Sector [Member]
Holdings [Line Items]
Percent of Net Asset Value	20.32%
C000006461 [Member] | Consumer Staples Sector [Member]
Holdings [Line Items]
Percent of Net Asset Value	3.87%
C000006461 [Member] | Information Technology Sector [Member]
Holdings [Line Items]
Percent of Net Asset Value	20.95%
C000006461 [Member] | Energy Sector [Member]
Holdings [Line Items]
Percent of Net Asset Value	3.63%
C000006461 [Member] | Financial Services Sector [Member]
Holdings [Line Items]
Percent of Net Asset Value	14.93%
C000006461 [Member] | Healthcare Sector [Member]
Holdings [Line Items]
Percent of Net Asset Value	18.57%
C000006461 [Member] | Real Estate Sector [Member]
Holdings [Line Items]
Percent of Net Asset Value	1.31%
C000006461 [Member] | Materials Sector [Member]
Holdings [Line Items]
Percent of Net Asset Value	1.69%
C000006462 [Member] | Gulfport Energy [Member]
Holdings [Line Items]
Percent of Net Asset Value	1.63%
C000006462 [Member] | TKO Group Holdings [Member]
Holdings [Line Items]
Percent of Net Asset Value	1.61%
C000006462 [Member] | BJ s Wholesale Club Holdings [Member]
Holdings [Line Items]
Percent of Net Asset Value	1.59%
C000006462 [Member] | W R Berkley [Member]
Holdings [Line Items]
Percent of Net Asset Value	1.44%
C000006462 [Member] | Insmed [Member]
Holdings [Line Items]
Percent of Net Asset Value	1.36%
C000006462 [Member] | Knight Swift Transportation Holdings [Member]
Holdings [Line Items]
Percent of Net Asset Value	1.28%
C000006462 [Member] | Guardant Health [Member]
Holdings [Line Items]
Percent of Net Asset Value	1.24%
C000006462 [Member] | Robinhood Markets Class A [Member]
Holdings [Line Items]
Percent of Net Asset Value	1.22%
C000006462 [Member] | Trimble [Member]
Holdings [Line Items]
Percent of Net Asset Value	1.22%
C000006462 [Member] | Twilio Class A [Member]
Holdings [Line Items]
Percent of Net Asset Value	1.19%
C000006462 [Member] | Communications Sector [Member]
Holdings [Line Items]
Percent of Net Asset Value	2.07%
C000006462 [Member] | Consumer Discretionary Sector [Member]
Holdings [Line Items]
Percent of Net Asset Value	10.26%
C000006462 [Member] | Industrial Sector [Member]
Holdings [Line Items]
Percent of Net Asset Value	20.32%
C000006462 [Member] | Consumer Staples Sector [Member]
Holdings [Line Items]
Percent of Net Asset Value	3.87%
C000006462 [Member] | Information Technology Sector [Member]
Holdings [Line Items]
Percent of Net Asset Value	20.95%
C000006462 [Member] | Energy Sector [Member]
Holdings [Line Items]
Percent of Net Asset Value	3.63%
C000006462 [Member] | Financial Services Sector [Member]
Holdings [Line Items]
Percent of Net Asset Value	14.93%
C000006462 [Member] | Healthcare Sector [Member]
Holdings [Line Items]
Percent of Net Asset Value	18.57%
C000006462 [Member] | Real Estate Sector [Member]
Holdings [Line Items]
Percent of Net Asset Value	1.31%
C000006462 [Member] | Materials Sector [Member]
Holdings [Line Items]
Percent of Net Asset Value	1.69%
C000006463 [Member] | Willis Towers Watson [Member]
Holdings [Line Items]
Percent of Net Asset Value	1.71%
C000006463 [Member] | Brixmor Property Group [Member]
Holdings [Line Items]
Percent of Net Asset Value	1.69%
C000006463 [Member] | Camden Property Trust [Member]
Holdings [Line Items]
Percent of Net Asset Value	1.69%
C000006463 [Member] | NiSource [Member]
Holdings [Line Items]
Percent of Net Asset Value	1.68%
C000006463 [Member] | Kemper [Member]
Holdings [Line Items]
Percent of Net Asset Value	1.68%
C000006463 [Member] | Reliance [Member]
Holdings [Line Items]
Percent of Net Asset Value	1.52%
C000006463 [Member] | Boise Cascade [Member]
Holdings [Line Items]
Percent of Net Asset Value	1.46%
C000006463 [Member] | SouthState [Member]
Holdings [Line Items]
Percent of Net Asset Value	1.41%
C000006463 [Member] | Dick s Sporting Goods [Member]
Holdings [Line Items]
Percent of Net Asset Value	1.38%
C000006463 [Member] | EQT [Member]
Holdings [Line Items]
Percent of Net Asset Value	1.37%
C000006463 [Member] | Consumer Discretionary Sector [Member]
Holdings [Line Items]
Percent of Net Asset Value	11.13%
C000006463 [Member] | Industrial Sector [Member]
Holdings [Line Items]
Percent of Net Asset Value	16.66%
C000006463 [Member] | Consumer Staples Sector [Member]
Holdings [Line Items]
Percent of Net Asset Value	4.05%
C000006463 [Member] | Information Technology Sector [Member]
Holdings [Line Items]
Percent of Net Asset Value	7.93%
C000006463 [Member] | Energy Sector [Member]
Holdings [Line Items]
Percent of Net Asset Value	5.10%
C000006463 [Member] | Financial Services Sector [Member]
Holdings [Line Items]
Percent of Net Asset Value	27.17%
C000006463 [Member] | Healthcare Sector [Member]
Holdings [Line Items]
Percent of Net Asset Value	8.16%
C000006463 [Member] | Real Estate Sector [Member]
Holdings [Line Items]
Percent of Net Asset Value	7.31%
C000006463 [Member] | Materials Sector [Member]
Holdings [Line Items]
Percent of Net Asset Value	4.74%
C000006463 [Member] | Utilities Sector [Member]
Holdings [Line Items]
Percent of Net Asset Value	3.06%
C000006465 [Member] | Willis Towers Watson [Member]
Holdings [Line Items]
Percent of Net Asset Value	1.71%
C000006465 [Member] | Brixmor Property Group [Member]
Holdings [Line Items]
Percent of Net Asset Value	1.69%
C000006465 [Member] | Camden Property Trust [Member]
Holdings [Line Items]
Percent of Net Asset Value	1.69%
C000006465 [Member] | NiSource [Member]
Holdings [Line Items]
Percent of Net Asset Value	1.68%
C000006465 [Member] | Kemper [Member]
Holdings [Line Items]
Percent of Net Asset Value	1.68%
C000006465 [Member] | Reliance [Member]
Holdings [Line Items]
Percent of Net Asset Value	1.52%
C000006465 [Member] | Boise Cascade [Member]
Holdings [Line Items]
Percent of Net Asset Value	1.46%
C000006465 [Member] | SouthState [Member]
Holdings [Line Items]
Percent of Net Asset Value	1.41%
C000006465 [Member] | Dick s Sporting Goods [Member]
Holdings [Line Items]
Percent of Net Asset Value	1.38%
C000006465 [Member] | EQT [Member]
Holdings [Line Items]
Percent of Net Asset Value	1.37%
C000006465 [Member] | Consumer Discretionary Sector [Member]
Holdings [Line Items]
Percent of Net Asset Value	11.13%
C000006465 [Member] | Industrial Sector [Member]
Holdings [Line Items]
Percent of Net Asset Value	16.66%
C000006465 [Member] | Consumer Staples Sector [Member]
Holdings [Line Items]
Percent of Net Asset Value	4.05%
C000006465 [Member] | Information Technology Sector [Member]
Holdings [Line Items]
Percent of Net Asset Value	7.93%
C000006465 [Member] | Energy Sector [Member]
Holdings [Line Items]
Percent of Net Asset Value	5.10%
C000006465 [Member] | Financial Services Sector [Member]
Holdings [Line Items]
Percent of Net Asset Value	27.17%
C000006465 [Member] | Healthcare Sector [Member]
Holdings [Line Items]
Percent of Net Asset Value	8.16%
C000006465 [Member] | Real Estate Sector [Member]
Holdings [Line Items]
Percent of Net Asset Value	7.31%
C000006465 [Member] | Materials Sector [Member]
Holdings [Line Items]
Percent of Net Asset Value	4.74%
C000006465 [Member] | Utilities Sector [Member]
Holdings [Line Items]
Percent of Net Asset Value	3.06%
C000006466 [Member] | Willis Towers Watson [Member]
Holdings [Line Items]
Percent of Net Asset Value	1.71%
C000006466 [Member] | Brixmor Property Group [Member]
Holdings [Line Items]
Percent of Net Asset Value	1.69%
C000006466 [Member] | Camden Property Trust [Member]
Holdings [Line Items]
Percent of Net Asset Value	1.69%
C000006466 [Member] | NiSource [Member]
Holdings [Line Items]
Percent of Net Asset Value	1.68%
C000006466 [Member] | Kemper [Member]
Holdings [Line Items]
Percent of Net Asset Value	1.68%
C000006466 [Member] | Reliance [Member]
Holdings [Line Items]
Percent of Net Asset Value	1.52%
C000006466 [Member] | Boise Cascade [Member]
Holdings [Line Items]
Percent of Net Asset Value	1.46%
C000006466 [Member] | SouthState [Member]
Holdings [Line Items]
Percent of Net Asset Value	1.41%
C000006466 [Member] | Dick s Sporting Goods [Member]
Holdings [Line Items]
Percent of Net Asset Value	1.38%
C000006466 [Member] | EQT [Member]
Holdings [Line Items]
Percent of Net Asset Value	1.37%
C000006466 [Member] | Consumer Discretionary Sector [Member]
Holdings [Line Items]
Percent of Net Asset Value	11.13%
C000006466 [Member] | Industrial Sector [Member]
Holdings [Line Items]
Percent of Net Asset Value	16.66%
C000006466 [Member] | Consumer Staples Sector [Member]
Holdings [Line Items]
Percent of Net Asset Value	4.05%
C000006466 [Member] | Information Technology Sector [Member]
Holdings [Line Items]
Percent of Net Asset Value	7.93%
C000006466 [Member] | Energy Sector [Member]
Holdings [Line Items]
Percent of Net Asset Value	5.10%
C000006466 [Member] | Financial Services Sector [Member]
Holdings [Line Items]
Percent of Net Asset Value	27.17%
C000006466 [Member] | Healthcare Sector [Member]
Holdings [Line Items]
Percent of Net Asset Value	8.16%
C000006466 [Member] | Real Estate Sector [Member]
Holdings [Line Items]
Percent of Net Asset Value	7.31%
C000006466 [Member] | Materials Sector [Member]
Holdings [Line Items]
Percent of Net Asset Value	4.74%
C000006466 [Member] | Utilities Sector [Member]
Holdings [Line Items]
Percent of Net Asset Value	3.06%